Note 10 - Long-term Debt (Details) (USD $)	12 Months Ended			0 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended		0 Months Ended		6 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 08, 2015	Apr. 25, 2014	Dec. 23, 2013	Dec. 31, 2014	Dec. 20, 2013	Mar. 31, 2014	Jun. 30, 2014	Sep. 30, 2013	Oct. 25, 2013	Oct. 01, 2014	Jul. 04, 2014	Dec. 31, 2014	Jul. 05, 2014	Dec. 19, 2014	Nov. 19, 2014	Apr. 16, 2014	Apr. 14, 2014
Note 10 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt	$ 81,950,000
Repayments of Debt	109,314,769
Term Loan Financial Covenants, Cash Requirement	2,500,000						2,500,000								2,500,000
Debt, Weighted Average Interest Rate	2.28%	2.23%	2.39%				2.28%								2.28%
Interest Expense, Debt	8,746,786	7,997,247	9,035,248
Interest Costs Capitalized	2,113,297	819,296	281,484
Long-term Line of Credit	168,225,000						168,225,000								168,225,000
Subsequent Event [Member] | Eco Corsair and Eco Elysium Term Loan [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt				20,925,000
LPG Vessels [Member] | Maximum [Member] | First Facility Agreement with a Bank [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Aggregate Indebtedness																			30,000,000
LPG Vessels [Member] | Maximum [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Aggregate Indebtedness						22,400,000
LPG Vessels [Member] | Third of Three Tranches [Member] | First Facility Agreement with a Bank [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity																			15,750,000
LPG Vessels [Member] | Two of Three Tranches [Member] | First Facility Agreement with a Bank [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt					14,250,000
LPG Vessels [Member] | Second Facility Agreeement with Bank [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Aggregate Indebtedness																				20,400,000
LPG Vessels [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Debt Instrument, Number of Quarterly Installments						28
Proceeds from Bank Debt							0
Lesser of [Member] | Condition Met At Delivery [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt								67,200,000
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition								70.00%
Lesser of [Member] | Condition Not Being Met [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt								62,400,000
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition								65.00%
Maximum [Member] | Term Loan [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Value to Loan Ratio	130.00%
Maximum [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.00%
Quarterly Commitment Fee Percentage	1.10%
Minimum [Member] | Term Loan [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Value to Loan Ratio	125.00%
Minimum [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.70%
Quarterly Commitment Fee Percentage	0.725%
Not To Exceed [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Percentage of Total Debt To Total Maket Value Adjusted Assets	80.00%
Percentage of Dividends Paid To Free Cash Flow	50.00%
Numerator [Member]
Note 10 - Long-term Debt (Details) [Line Items]
EBITDA to Interest Expense	2.5
Term Loan with Bank, March 24, 2014 [Member] | First Tranche [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt									17,150,000
Term Loan with Bank, March 24, 2014 [Member] | Second Tranche [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt										17,150,000
Term Loan with Bank, March 24, 2014 [Member] | Third of Three Tranches [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Term Loan, Amount Not Yet Drawn	16,250,000						16,250,000								16,250,000
First Tranche [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt											36,762,500
Second Tranche [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt												8,450,000
Term Loan Entered Into on December 20, 2013 [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Loans Payable to Bank	0						0								0
Eco Invictus Term Loan [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Proceeds from Issuance of Debt													13,000,000
July 4, 2014 Term Loan [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Loans Payable to Bank														22,750,000
Debt Instrument, Number of Quarterly Installments														24
Proceeds from Bank Debt															0
July 5, 2014 Term Loan [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Loans Payable to Bank																25,350,000
Debt Instrument, Number of Quarterly Installments																32
Proceeds from Bank Debt															0
Term Loan Dated December 5, 2005 [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Repayments of Debt																	7,005,297	6,780,000
Term Loan Dated February 19, 2009 [Member]
Note 10 - Long-term Debt (Details) [Line Items]
Repayments of Debt																	$ 18,960,000